Other reserves	12 Months Ended
Dec. 31, 2024
Other reserves
Other reserves

27   Other reserves

				Foreign
			Share‑based	currency
	Recapitalization	Share	compensation	translation
	reserve	premium	reserve	differences	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As at January 1, 2022	1,200,000	9,627,159	200,631	(285,674)	(229,485)	10,512,631

Other comprehensive income
-Foreign currency translation differences	—	—	—	426,145	—	426,145
-Fair value changes on financial assets measured at fair value through other comprehensive income	—	—	—	—	5,324	5,324
Share-based payments
-Value of employee services and business cooperation arrangements (Note 28)	—	—	13,361	—	—	13,361
- exercise of shares under share option Scheme	—	—	331	—	—	331
- Vesting of shares under Restricted Share Unit Scheme	—	—	(4,720)	—	—	(4,720)
As at December 31, 2022	1,200,000	9,627,159	209,603	140,471	(224,161)	10,953,072

Other comprehensive income
-Foreign currency translation differences	—	—	—	26,216	—	26,216
-Fair value changes on financial assets measured at fair value through other comprehensive income	—	—	—	—	500	500
Share-based payments
- Value of employee services and business cooperation arrangements (Note 28)	—	—	14,497	—	—	14,497
Transactions with equity holders	—	—	—	—	—	—
- Transactions with non-controlling interests	—	—	—	—	(4,434)	(4,434)
As at December 31, 2023	1,200,000	9,627,159	224,100	166,687	(228,095)	10,989,851

Other comprehensive income
-Foreign currency translation differences	—	—	—	29,111	—	29,111
- Fair value changes on debt instruments measured at fair value through other comprehensive income	—	—	—	—	6,056	6,056
- Fair value changes on equity instruments measured at fair value through other comprehensive income	—	—	—	—	(3,204)	(3,204)
- Disposal of subsidiaries	—	—	—	30,180	(11,943)	18,237
Share-based payments
- Value of employee services and business cooperation arrangements (Note 28)	—	—	1,158	—	—	1,158
As at December 31, 2024	1,200,000	9,627,159	225,258	225,978	(237,186)	11,041,209